United States
               Securities and Exchange Commission
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for calendar quarter ended:  Jun3 30, 2000
Check here if amended [  ]; Amendment Number:______________
Name of Institutional Investment Manager Filing this Report:
Name:     Johnston-Lemon Group Inc.
Address:  1101 Vermont Avenue, NW
          Washington, DC 20005
Form 13F File Number: 28-05217

The institutional investment manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements and schedules are considered integral parts of this Form.
Person Siging this Report on Behalf of Reporting Manager:

Name:  Kenneth I. Miller
Title: Chief Financial Officer
Phone: (202)842-5618

/s/ Kenneth I. Miller     Washington, DC            August 11, 2000
______________________  ___________________________ _________________
(Signature)              (City, State)              (Date)
Report Type (Check only one.):
[X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[  ]    13F NOTICE.  (Check here if no holdings reported are in this report,
and
all holdings are reported by other reporting manager(s).)
[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
        13F File Number Name
        28-____________ ______________________________________________________
        [Repeat as necessary.]
        FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:               _____None_____
Form 13F Information Table Entry Total:  _____81_______
Form 13F Information Table Value Total: $_107,572_______
                                          (thousands)

COLUMN 1 & COLUMN 2             COLUMN 3 COLUMN 4          COLUMN 5    COLUMN 6 COLUMN 7 COLUMN 8
NAME OF ISSUER/TITLE OF CLASS     CUSIP    VALUE         SHARES or  INVESTMENT    OTHER
                                        (X$1000)  PRINCIPAL AMOUNT  DISCRETION  MANGERS     SOLE  SHARED    NONE

AT&T Corp                      001957109      659          20828SH        SOLE                              20828
Abbott Labs                    002824100      791          17750SH        SOLE                              17750
Albertsons Inc                 013104104      251           8100SH        SOLE                               8100
Alltel Corp                    020039103      373           6027SH        SOLE                               6027
America Online Inc DEL         02364J104      874          16580SH        SOLE                              16580
American Express               025816109      522          10020SH        SOLE                              10020
American General Corp          026351106      329           5400SH        SOLE                               5400
American International Group In026874107      633           5414SH        SOLE                               5414
American Mgmt Sys Inc          027352103     1453          44250SH        SOLE                              44250
American Tower Corp Cl A       029912201     2647          63500SH        SOLE                              63500
Amgen Inc                      031162100      227           3227SH        SOLE                               3227
Automatic Data Processing Inc  053015103      362           6754SH        SOLE                               6754
Bank of America Corporation    060505104     2084          48550SH        SOLE                              48550
Becton Dickinson & Co          075887109      534          18620SH        SOLE                              18620
Bell Atlantic Corp             077853109     3197          62923SH        SOLE                              62923
Bellsouth Corp                 079860102      496          11644SH        SOLE                              11644
Black and Decker Corp          091797100      393          10000SH        SOLE                              10000
BMC Software Inc               055921100      348           9550SH        SOLE                               9550
Capital One Finl Corp          14040H905     4150          93000SH        SOLE                              93000
Chase Manhattan Corp New       16161A108      782          16973SH        SOLE                              16973
Ciena Corp                     171779101     1667          10000SH        SOLE                              10000
Circuit City Stores Inc Circt C172737108     2323          70000SH        SOLE                              70000
Cisco Sys Inc                  17275R102     1436          22586SH        SOLE                              22586
Citigroup Inc                  172967101     1133          18797SH        SOLE                              18797
Compaq Computer Corp           204493100      250           9264SH        SOLE                               9264
Computer Associates Intl Inc   204912109      545          10641SH        SOLE                              10641
Corning Inc                    219350105      297           1100SH        SOLE                               1100
Conagra Inc                    205887102      334           17500S        SOLE                            17500S
Cysive Inc                     23281T108      239          10000SH        SOLE                              10000
Danaher Corp Del               235851102     2472          50000SH        SOLE                              50000
Dell Computer Corp             247025109      461           9350SH        SOLE                               9350
Duke Energy Corp               264399106      276           4900SH        SOLE                               4900
DuPont E I de Nemours & Co     263534109      630          14400SH        SOLE                              14400
Ecolab Inc                     278865100      361           9250SH        SOLE                               9250
EMC Corp Mass                  268648102      715           9290SH        SOLE                               9290
Emerson Elec Co                291011104      954          15800SH        SOLE                              15800
Exxon Mobil Corp               30231G102     1334          16994SH        SOLE                              16994
Federal Home Ln Mtg Corp       313400301     7100         175305SH        SOLE                             175305
Federal Natl Mtg Assn          313586109     7062         135329SH        SOLE                             135329
First Un Corp                  337358105     1801          72600SH        SOLE                              72600
Ford Mtr Co Del                345370100      249           5787SH        SOLE                               5787
Gannett Inc                    364730101      516           8625SH        SOLE                               8625
General Elec Co                369604103     1436          27087SH        SOLE                              27087
Halliburton Co                 406216101      470           9950SH        SOLE                               9950
Hewlett Packard Co             428236103     1030           8246SH        SOLE                               8246
Host Marriott Corp New         44107P104       58           6148SH        SOLE                               6148
Illinois Tool Wks Inc          452308109      593          10400SH        SOLE                              10400
Intel Corp                     458140100     2354          17614SH        SOLE                              17614
International Business Machs   459200101      553           5045SH        SOLE                               5045
Johnson & Johnson              478160104     1348          13230SH        SOLE                              13230
Kimberly Clark Corp            494368103      361           6300SH        SOLE                               6300
Leggett & Platt Inc            524660107      229          13900SH        SOLE                              13900
Lucent Technologies Inc        549463107     1034          17447SH        SOLE                              17447
Mattell Inc                    577081102      128          12200SH        SOLE                              12200
MCDonalds Corp                 580135101      330          10010SH        SOLE                              10010
Medtronic Inc                  585055106      266           5340SH        SOLE                               5340
Merck & Co Inc                 589331107     1017          13276SH        SOLE                              13276
Microsoft Corp                 594918104     1327          16596SH        SOLE                              16596
Morgan Stanley Dean Witter&Co. 617446448      400           4800SH        SOLE                               4800
Omnicom Group Inc              681919106      419           4700SH        SOLE                               4700
Oracle Corp                    68389X105      573           6821SH        SOLE                               6821
PE Corp Celera Gen Grp         69332S201     3740          40000SH        SOLE                              40000
Pepsico Inc                    713448108      479          10780SH        SOLE                              10780
Pfizer Inc                     717081903      620          12910SH        SOLE                              12910
Potomac Elec Pwr Co            737679100      409          17800SH        SOLE                              17800
Primus Telecommunications Grp  741929103    12444          50000SH        SOLE                              50000
Provident Bankshares Corp      743859100      978          63472SH        SOLE                              63472
Qwest Communications Intl Inc  749121109     3476          69966SH        SOLE                              69966
SBC Communications Inc         78387G103      519          11995SH        SOLE                              11995
Sun Microsystems Inc           866810104     1517           1517SH        SOLE                               1517
Suntrust Bks Inc               867914103     6967          86947SH        SOLE                              86947
Sysco Corp                     871829107      295           7000SH        SOLE                               7000
Target Corp                    87612E106      322           5550SH        SOLE                               5550
Teligent Inc                   87959Y103      236          10000SH        SOLE                              10000
United Technologies Corp       913017109      300           5090SH        SOLE                               5090
Virginia Comm Bk VA            927785105      204          15359SH        SOLE                              15359
Wal Mart Stores Inc            931142103      283           4904SH        SOLE                               4904
Washington Post Co             939640108     5410          10000SH        SOLE                              10000
Wells Fargo & Co New           949746101      196           5063SH        SOLE                               5063
Worldcom Inc GA new            8157D106      1860          40542SH        SOLE                              40542
Xerox Corp                     984121903      131           6300SH        SOLE                               6300
